As filed with the Securities and Exchange Commission on May 29, 2008
                                            1933 Act Registration No. 333-36304
                                            1940 Act Registration No. 811-08517
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 30 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                             AMENDMENT NO. 147 /X/

                    Lincoln Life Variable Annuity Account N
                           (Exact Name of Registrant)

           Lincoln ChoicePlus Bonus, Lincoln ChoicePlus II Bonus, and
                      Lincoln ChoicePlus Assurance (Bonus)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 / / on _____________, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /x/ on August 15, 2008, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                     Lincoln Life Variable Annuity Account N
                          ChoicePlus Assurance (Bonus)

                   Supplement to the April 30, 2008 Prospectus

This Supplement outlines changes to certain provisions of the Lincoln ChoicePlus Assurance (Bonus) variable annuity prospectus that will be applicable to contracts issued on or after October 1, 2008. Please refer to the April 30, 2008 prospectus for a discussion of all other provisions of your annuity contract that are not discussed in this supplement. This Supplement is for informational purposes and requires no action on your part.

The following table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. It replaces a similar table on the Expense Table, and also the table in the Deductions from the VAA paragraph of the Charges and Other Deductions section of your current prospectus. Refer to your prospectus for all other fees and charges associated with your variable annuity contract.

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts):

                                   With Estate             Enhanced Guaranteed     Guarantee of        Account
                                   Enhancement Benefit     Minimum Death Benefit   Principal Death     Value Death
                                   Rider (EEB)             (EGMDB)                 Benefit             Benefit
                                   ----------------------- ----------------------- ------------------- --------------
Mortality and expense risk charge          2.05%                   1.85%                 1.60%             1.55%
Administrative charge                      0.10%                   0.10%                 0.10%             0.10%
                                           -----                   -----                 -----             -----
Total annual charge for each
subaccount                                 2.15%                   1.95%                 1.70%             1.65%

The next table describes charges that apply only when i4LIFE(R) Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE(R) Advantage charges and the total is deducted from your average daily account value. This table replaces a similar table on the Expense Table of your prospectus.

i4LIFE(R) Advantage (On and After the Periodic Income Commencement Date) (as a daily percentage of average account value):

                                        Enhanced Guaranteed       Guarantee of          Account Value
                                        Minimum Death Benefit     Principal Death       Death Benefit
                                        (EGMDB)                   Benefit
                                        ------------------------- --------------------- -----------------
     Annual charge*                              2.35%                   2.10%               2.05%
      *During the Lifetime Income Period, the charge will be the same rate as the i4LIFE(R) Advantage Account Value Death Benefit.

The next table describes the separate account annual expenses you pay on and after the Annuity Commencement Date, and replaces a similar table in your prospectus:

        o Mortality and expense risk charge and Administrative charge    1.55%

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. the maximum fees and expense of any of the funds and that the EEB death benefit and Lincoln Lifetime IncomeSM Advantage Plus at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:

                               1 year        3 years      5 years      10 years
                          -------------- ------------ ------------- -----------
                                0               0            0            0

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

                               1 year        3 years      5 years      10 years
                          -------------- ------------ ------------- -----------
                                0               0            0            0

For more information, see Charges and Other Deductions in your prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect bonus credits or persistency credits. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The Contract - i4LIFE(R) Advantage including the Guaranteed Income Benefit Rider, 4LATER(R) Advantage and Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

The Contracts - Bonus Credits. The paragraph entitled Bonus Credits in The Contracts section of your prospectus is deleted and replaced with the following:

Bonus Credits

In some states, the term bonus credit may be referred to as value enhancement or a similar term in the contract. For each purchase payment made into the contract, we will credit the contract with a bonus credit. The amount of the bonus credit will be added to the value of the contract at the same time and allocated in the same percentage as the purchase payment. The amount of the bonus credit is calculated as a percentage of the purchase payment made. The bonus credit percentage is based on the owner's investment at the time each purchase payment is made according to the following breakpoint scale:

                Owner's Investment                 Bonus Credit % of Purchase
                                                   Payments
                $0 to $199,999                        4%
                $200,000 to $999,999                  5%
                $1,000,000 or greater                 6%

The percentage amount of the bonus credit is based on whether the owner's investment attains certain breakpoints of contract value or investments at the time each purchase payment is made into the contract. The owner's investment is defined as the sum of:

        1. the current contract values for any individual, nonqualified Lincoln ChoicePlus Variable Annuity contracts and other individual Lincoln Life nonqualified annuity contracts made available by us for this purpose owned by the contractowner, spouse or children under the age of 21; plus
        2. the amount of the current purchase payment made into the contract.

Following is an example of how the bonus credit may be enhanced by including additional contract value under the owner's investment provision:

Initial purchase payment into this bonus contract:    $150,000
        (qualifies for a 4% bonus credit)
Contract value of your spouse's Lincoln Life annuity  $ 50,000
                                                      ---------
Total contract value on which your bonus              $200,000
         credit percentage is based

By including the contract value of your spouse's contract, as allowed under the owner's investment provision described above, your initial purchase payment qualifies for a 5% bonus credit, and your contract value is as follows:

Initial purchase payment into this bonus contract:   $150,000
5% bonus credit                                      $  7,500
                                                   ----------
Your initial contract value with 5% bonus credit     $157,500

Tax qualified annuity contracts (including IRAs) cannot be used when determining the amount of the owner's investment. Inclusion of qualified contracts could result in loss of the tax qualified status or tax penalties. It is your responsibility to provide us with values for only nonqualified contracts.

If you make an additional purchase payment prior to the first anniversary of the contract date and that purchase payment increases the contractowner's cumulative purchase payments to a level that qualifies for a higher bonus credit percentage, then we will contribute an additional bonus credit into your contract at the time the subsequent purchase payment is made (the bonus credit will not be contributed retroactively). The additional bonus credit is determined by multiplying the sum of the prior purchase payments by the additional bonus credit percentage (the difference between the percentage applicable to the subsequent purchase payment and the percentage applicable to prior purchase payments). This additional bonus credit is not available after the first anniversary of the contract date.

The following example shows how additional purchase payments prior to the first anniversary of the contract will affect your contract value. The example assumes that you made an initial purchase payment of $50,000 (received a 4% bonus credit).

Contract value of this bonus contract:                 $ 70,000
Additional purchase payment
         6 months after contract issue                 $110,000
Contract value of your spouse's Lincoln Life annuity   $ 60,000
                                                     -----------
Total contract value on which your bonus               $240,000
         credit percentage is based

Additional purchase payment                             $110,000
5% bonus credit                                         $  5,500
                                                      ----------
Total purchase payment plus bonus credit                $115,500

Since your additional purchase payment qualified for a higher bonus percentage than your initial purchase payment, we will add an additional bonus credit to your contract value that is equal to 1% of the intial deposit to make up the difference between your initial bonus credit percentage and your additional bonus credit percentage:

Contract value prior to additional purchase payment $ 70,000
Additional purchase payment + 5% bonus credit       $115,500
Additional 1% bonus credit (1% x $50,000)           $    500
                                                   ---------
Total adjusted contract value                       $186,000

When the death of the contractowner or annuitant occurs either (i) before, or
(ii) within twelve months after receipt of the purchase payment (unless a surviving spouse elects to continue the contract as the new contractowner), any bonus credit amount associated with the purchase payment will be forfeited to Lincoln Life. The forfeiture will result in a reduction of the applicable death benefit by the dollar amount of the recaptured bonus credit(s) on the valuation date the payment of the death claim is approved. The forfeiture amount is 100% of any bonus credit paid into the contract within twelve months of the date of death of the contractowner or annuitant. The bonus credit will not be forfeited if the death of the contractowner or annuitant occurs more than twelve months after a purchase payment is made. This forfeiture applies to all death benefit options.

Contractowners will retain any investment gains attributable to forfeited bonus credits and will absorb the impact of any loss attributable to the bonus credits as only the dollar amount of the bonus credit will be forfeited upon recapture. A surrender charge will not apply and will not be imposed in any situation where a bonus credit is forfeited.

Following is an example of how the forfeiture of a bonus credit affects your death benefit. The example is based on these assumptions:

        o you have elected the Guarantee of Principal Death Benefit;
        o your current contract value is $186,000;
        o we have added bonus credits in the amount of $6,000 to your contract within the past twelve months; and
        o the sum of all purchase payments made into the contract equals
          $160,000.

The Guarantee of Principal Death Benefit is the greater of the current contract value as of the valuation date the death claim is approved, or the sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value. In this example, since the contract value is greater than the sum of all purchase payments, the bonus credits will be recaptured from the contract value, as follows:

Current contract value                                        $186,000
Bonus credit recapture                                      $  - 6,000
                                                              ----------
Death benefit paid                                            $180,000

If there are multiple beneficiaries and your surviving spouse assumes ownership of the contract, bonus credits included in the surviving spouse's proportional share of the death benefit will not be forfeited. Death benefits paid to any other beneficiaries may reflect the forfeiture of a proportional share of bonus credits depending upon the death benefit in effect. The following example assumes:

        o you have elected the Guarantee of Principal Death Benefit;
        o your spouse and your son are both beneficiaries (spouse 75%; son 25%);
        o your spouse has assumed ownership of the balance of the contract;
        o we have added bonus credits in the amount of $6,000 to your contract within the past twelve months; and
        o the death benefit equals $180,000.

Son's portion of death benefit ($180,000 x 25%)              $  45,000
Forfeiture of bonus credits ($6,000 x 25%)                   $ - 1,500
                                                             ----------
Total death benefit payable to son                           $  43,500

Spouse's portion of death benefit ($180,000 x 75%)            $135,000
No forfeiture of bonus credits                               $ -     0
                                                           ------------
Total contract value assumed by the spouse                    $135,000

Refer to the death benefit section of the prospectus for detailed information about specific death benefit options.

We offer a variety of variable annuity contracts. During the surrender charge period, the amount of the bonus credit may be more than offset by higher surrender charges associated with the bonus credit. Similar products that do not offer bonus credits and have lower fees and charges may provide larger cash surrender values than this contract, depending on the level of the bonus credits in this contract and the performance of the contractowner's chosen subaccounts. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.

The Contracts - Persistency Credits. The paragraph entitled Persistency Credits in The Contracts section of your prospectus is deleted and replaced with the following:

Contractowners will receive a persistency credit on a quarterly basis after the fourteenth contract anniversary. The amount of the persistency credit is calculated by multiplying the contract value, less any purchase payments that have not been invested in the contract for at least 14 years, by 0.10%. This persistency credit will be allocated to the variable subaccounts and the fixed subaccounts in proportion to the contract value in each variable subaccount and fixed subaccount at the time the persistency credit is paid into the contract. The amount of any persistency credit received will be noted on your quarterly statement. Confirmation statements for each individual transaction will not be issued.

There is no additional charge to receive this persistency credit, and in no case will the persistency credit be less than zero.

The Contracts - Death Benefits. The definition of each death benefit listed in The Contracts section of your prospectus is revised as follows. All other death benefit provisions remain the same.

Account Value Death Benefit. The Account Value Death Benefit is equal to the contract value on the valuation date the death claim is approved for payment minus any bonus credits applied either (i) before, or (ii) within twelve months of the date of death.

Guarantee of Principal Death Benefit. The Guarantee of Principal Death Benefit is equal to the greater of (1) the contract value minus any bonus credits applied either (i) before, or (ii) within twelve months of the date of death or
(2) the sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value.

Enhanced Guaranteed Minimum Death Benefit (EGMDB). The EGMDB is equal to the greatest of (1) the contract value minus any bonus credits applied either (i) before, or (ii) within twelve months of the date of death or (2) the sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value or (3) the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner (if applicable) or annuitant for whom the death claim is approved for payment. The highest contract value is increased by subsequent purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value and decreased by any bonus credits applied either (i) before, or (ii) within twelve months of the date of death.

Estate Enhancement Benefit Rider (EEB). The EEB is equal to the greatest of (1) the contract value minus any bonus credits applied either (i) before, or (ii) within twelve months of the date of death or (2) the sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value or (3) the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner (if applicable) or annuitant for whom the death claim is approved for payment. The highest contract value is increased by subsequent purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value and decreased by any bonus credits applied either (i) before, or (ii) within twelve months of the date of death or (4) the current contract value as of the valuation date the payment of the death claim is approved for payment, minus any bonus credits applied within twelve months of the date of death, plus the lesser of contract earnings or a covered earnings limit multiplied by an Enhancement Rate.

Guaranteed Income Benefit with i4LIFE(R) Advantage - Impacts to i4LIFE(R) Advantage Regular Income Payments.
4LATER(R) Guaranteed Income Benefit - Impacts to i4LIFE(R) Advantage Regular Income Payments.

If you have chosen the i4LIFE(R) Advantage Guarantee of Principal death benefit and elect the Guaranteed Income Benefit with either i4LIFE(R) Advantage or 4LATER(R) Advantage, the minimum Access Period required is the longer of 20 years or the difference between your current age (nearest birthday) and age 90. The minimum Access Period required will remain 15 years and age 85 for the i4LIFE(R) Advantage Account Value and i4LIFE(R) EGMDB death benefits.



                Please keep this Supplement for future reference.

                                     PART A

The prospectuses for the ChoicePlus Bonus, ChoicePlus II Bonus and ChoicePlus Assurance (Bonus) variable annuity contracts are incorporated herein by reference to Form 497 Filing (File No. 333-36304) filed on May 5, 2008.



                                     PART B

The Statements of Additional Information for the ChoicePlus Bonus, ChoicePlus II Bonus and ChoicePlus Assurance (Bonus) variable annuity contracts are incorporated herein by reference to Form 497 Filing (File No. 333-36304) filed on May 5, 2008.

                    Lincoln Life Variable Annuity Account N

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-36304) filed on April 11, 2008.

     2. Part B

     The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-36304) filed on April 11, 2008.

     Statement of Assets and Liabilities - December 31, 2007
     Statement of Operations - Year ended December 31, 2007
     Statements of Changes in Net Assets - Years ended December 31, 2007 and
        2006
     Notes to Financial Statements - December 31, 2007
     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for the The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-36304) filed on April 11, 2008.

     Consolidated Balance Sheets - December 31, 2007 and 2006
     Consolidated Statements of Income - Years ended December 31, 2007, 2006, and 2005
     Consolidated Statements of Shareholder's Equity - Years ended December 31,
        2007, 2006, and 2005
     Consolidated Statements of Cash Flows - Years ended December 31, 2007,
        2006, and 2005
     Notes to Consolidated Financial Statements - December 31, 2007
     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(2) None

(3) (a) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (b) Amendment to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (c) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (d) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (e) ChoicePlus Selling Agreement for Affiliates incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (f) Principal Underwriting Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4) (a) ChoicePlus Bonus Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (b) ChoicePlus Bonus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

   (c) ChoicePlus Bonus and ChoicePlus II Bonus Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (d) ChoicePlus Bonus and ChoicePlus II Bonus Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (e) ChoicePlus II Bonus Annuity Contract (30070-B) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (f) ChoicePlus II Bonus Annuity Payment Option Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (g) ChoicePlus II Bonus Interest Adjusted Fixed Account Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (h) ChoicePlus II Bonus 1% Step-up Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (i) ChoicePlus II Bonus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (j) ChoicePlus II Bonus 1% Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (k) ChoicePlus II Bonus Bonus Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (l) ChoicePlus II Bonus Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (m) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36304) filed on October 11, 2002.

   (n) Accumulation Benefit Enhancement Rider (ABE) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (o) Estate Enhancement Benefit Rider with 5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (p) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36304) filed on October 11, 2002.

   (q) 28877-E IRA Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (r) 28877 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (s) 5305 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (t) Contract Benefit Data (I4LA-CB 8/02) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (u) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (v) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (w) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (x) Variable Annuity Income Rider (I4LA-NQ 10/02) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (y) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (z) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (aa) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (bb) ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (cc) 1% stepup and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (dd) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (ee) 1% stepup and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (ff) EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (gg) GOP prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (hh) Variable Annuity Income Rider (i4L-NQ-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (ii) Variable Annuity Income Rider (i4L-NQ 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (jj) Variable Annuity Income Rider (i4L-Q-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (kk) Variable Annuity Income Rider (i4L-Q 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (ll) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-35780) filed on June 9, 2004.

   (mm) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (nn) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (oo) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (pp) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (qq) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 ( File No. 333-36136) filed on April 4, 2006.

   (rr) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (ss) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (tt) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (uu) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (vv) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (ww) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (xx) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-36304) filed on December 21, 2006.

   (yy) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36304) filed on April 17, 2007.

   (zz) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36304) filed on April 17, 2007.

   (aaa) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(5) (a) ChoicePlus Bonus Application incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36304) filed on July 19, 2000.

   (b) ChoicePlus II Bonus Application incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (c) ChoicePlus Assurance (Bonus) Application (CPABB 1/08) incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-36304) filed on April 11, 2008.

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

   (b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

(7) (a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of January 31, 2008 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008.

   (b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 138190) filed on April 8, 2008.

(8) (a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

     (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (ii) DWS Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (iv) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (v) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No.1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (vii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (viii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (ix) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

             (1) Amendment dated April 16, 2007 to the Participation Agreement between AllianceBernstein Variable Products Series and The Lincoln National Life Insurance Company.

     (x) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (xii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (xiii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

   (b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

     (i) AIM Variable Insurance Funds

     (ii) American Century Investments Variable Products

     (iii) American Funds Insurance Series

     (iv) Delaware VIP Trust

     (v) DWS Investments VIT Funds (To Be Filed by Amendment)

     (vi) Fidelity Variable Insurance Products Trust

     (vii) Franklin Templeton Variable Insurance Products Trust

     (viii) Janus Aspen Series

     (ix) Lincoln Variable Insurance Products Trust

     (x) MFS Variable Insurance Trust

     (xi) Neuberger Berman Advisers Management Trust

     (xii) Putnam Variable Trust

   (c) Accounting and Financial Administration Services Agreement among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(9) (a) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36304) filed on July 19, 2000.

   (b) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-36304) filed on June 8, 2001.

   (c) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective No. 8 (File No. 333-36304) filed on April 24, 2003.

(10) (a) Consent of Independent Registered Public Accounting Firm (To Be Filed by Amendment)

     (b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company

(11) Not applicable

(12) Not applicable

(13) Organizational Chart of the Lincoln National Insurance Holding Company
System

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name                          Positions and Offices with Depositor
---------------------------   -------------------------------------------------------------
Michael J. Burns****          Senior Vice President
Kelly D. Clevenger*           Vice President
Frederick J. Crawford**       Chief Financial Officer and Director
Christine S. Frederick***     Vice President and Chief Compliance Officer
Dennis R. Glass**             President and Director
Mark E. Konen****             Senior Vice President and Director
See Yeng Quek*****            Senior Vice President, Chief Investment Officer and Director
Keith J. Ryan*                Vice President and Director
Dennis L. Schoff**            Senior Vice President and General Counsel
Rise' C.M. Taylor*            Treasurer and Vice President
Westley V. Thompson***        Senior Vice President and Director
C. Suzanne Womack**           Secretary and Second Vice President

     * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
    ** Principal business address is Radnor Financial Center, 150 Radnor Chester
        Road, Radnor, PA 19087
   *** Principal business address is 350 Church Street, Hartford, CT 06103
  **** Principal business address is 100 North Greene Street, Greensboro, NC
        27401
 ***** Principal business address is One Commerce Square, 2005 Market Street,
        39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of February 29, 2008 there were 102,366 contract owners under Account N.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   Lincoln Financial Distributors, Inc. (LFD) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.


Name                       Positions and Offices with Underwriter
------------------------   ------------------------------------------------
Terrence Mullen*           Chief Executive Officer, President and Director
David M. Kittredge*        Senior Vice President
Randal J. Freitag*         Vice President and Treasurer
Patrick J. Caulfield**     Vice President and Chief Compliance Officer
Frederick J. Crawford*     Director
Dennis R. Glass*           Director
Keith J. Ryan***           Vice President and Chief Financial Officer
Marilyn K. Ondecker***     Secretary

  * Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
 ** Principal Business address is 350 Church Street, Hartford, CT 06103
*** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Mellon Bank, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

   (d) Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the

     Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 30 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 29th day of May, 2008.


      Lincoln Life Variable Annuity Account N (Registrant)
      Lincoln ChoicePlus Bonus, Lincoln ChoicePlus II Bonus, and
      Lincoln ChoicePlus Assurance (Bonus)

      By:   /s/ Robert L. Grubka
            ------------------------------------
            Robert L. Grubka
            Vice President, The Lincoln National Life Insurance Company
            (Title)

      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)

      By:   /s/ Brian A. Kroll
            ------------------------------------
            Brian A. Kroll
            (Signature-Officer of Depositor)
            Vice President, The Lincoln National Life Insurance Company
            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on May 29, 2008.


Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
Dennis R. Glass
*                                Senior Vice President, Chief Financial Officer
------------------------------   and Director (Principal Financial Officer)
Frederick J. Crawford
*                                Senior Vice President
------------------------------
Michael J. Burns
*                                Senior Vice President and Director
------------------------------
Mark E. Konen
*                                Senior Vice President, Chief Investment Officer and Director
------------------------------
See Yeng Quek
*                                Vice President and Director
------------------------------
Keith J. Ryan
*                                Senior Vice President and Director
------------------------------
Westley V. Thompson

*By:/s/ Robert L. Grubka         Pursuant to a Power of Attorney
 ---------------------------
  Robert L. Grubka